SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Related Party [Member] - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due to the Chief Executive Officer		$ 500,000	$ 460,000	$ 477,031
Chairman of the board, Chief Financial Officer (“CFO”) and former Chief Executive Officer (“CEO”) and President [Member]
Related Party Transaction [Line Items]
Amounts due to the Chief Executive Officer	[1]		100,000	117,031
Company controlled by the Chairman of the board, CFO, and former CEO and President [Member]
Related Party Transaction [Line Items]
Amounts due to the Chief Executive Officer	[1]		360,000	$ 360,000
Chairman of the board, Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Amounts due to the Chief Executive Officer	[2]	100,000	100,000
Company Controlled by the Chairman of the Board And Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Amounts due to the Chief Executive Officer	[2]	360,000	360,000
Company Controlled by the Chief Executive Officer President And Director [Member]
Related Party Transaction [Line Items]
Amounts due to the Chief Executive Officer	[2],[3]	$ 40,000

[1]	These amounts are non-interest bearing, unsecured and due on demand.
[2]	These amounts are non-interest bearing, unsecured and due on demand.
[3]	This amount includes annual property payment totaling $20,000 for Agai-Pah Property due to MSM Resource, L.L.C. (“MSM”), and $20,000 for Belshazzar Property due to Belshazzar Holdings, L.L.C (“Belshazzar”), the entities controlled by Alan Day, the Company’s CEO, President, and director, who is also the managing member of MSM and Belshazzar. The Company made the annual property payments subsequent to June 30, 2024.